Related Parties (Details) (Cukierman & Co [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cukierman & Co [Member]
Related Party Transaction [Line Items]
Retainer fee	$ 76	$ 76	$ 98
Total	$ 76	$ 76	$ 98